UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  November 30 ,2009

Item 1. Reports to Stockholders.

Semi-Annual Report

Grubb & Ellis AGA Realty Income Fund
Grubb & Ellis AGA U.S. Realty Fund
Grubb & Ellis AGA International Realty Fund

November 30, 2009

Investment Adviser

Grubb & Ellis Alesco Global Advisors, LLC
400 S. El Camino Real
Suite 1250
San Mateo, CA 94402

Phone: 1-877-40-GRUBB (877-404-7822)

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	18
STATEMENTS OF ASSETS AND LIABILITIES	25
STATEMENTS OF OPERATIONS	26
STATEMENTS OF CHANGES IN NET ASSETS	27
FINANCIAL HIGHLIGHTS	30
NOTES TO FINANCIAL STATEMENTS	33
ADDITIONAL INFORMATION	41

Dear Shareholders:

U.S. Market Outlook

We believe 2010 will be a year of stabilization for commercial property revenues and values. Overall, we expect commercial property revenues to decline at a lesser rate than they did in 2009. While effective rent declines continue, occupancy levels have already begun firming for many commercial property types. Greater availability of debt and equity has already begun to reduce the average cost of capital for property owners, which will in turn support lower capitalization rates, further supporting commercial real estate values.

While there is growing evidence of commercial real estate stabilization, meaningful growth in revenues and property valuations will depend heavily on the recovery of the U.S. economy and employment market. Gross Domestic Product (“GDP”) and employment growth coming out of this recession are forecast to be more modest than the growth levels that materialized coming out of the last U.S. recession. As such, we expect commercial property revenues and values to increase on a slow, measured basis beginning in 2011.

As is normally the case, REIT share prices have moved up in anticipation of a longer-term recovery in commercial real estate. While the latest data shows that commercial real estate values are nearly 40% below their peak values, the Dow Jones Select Real Estate Securities Index total return exceeded 30% in the 6-month period ended November 30, 2009.

In light of such a sharp run in REIT share prices, we believe investors should be cautious. We see continued headwinds outside of property operations and capital markets. Though many REITs have reduced their debt levels there appears to be a considerable amount of de-leveraging ahead. The average REIT debt to EBITDA ratio remains near 8.0x while the average debt to market capitalization is roughly 60%. In spite of a surge in share prices, many REITs will likely raise equity at prices that are dilutive to their earnings and net asset value.

For our U.S.-focused mutual funds, we are applying extreme scrutiny in our investment selection and concentrating our funds in securities where we believe there is still considerable value.

International Market Outlook

Real estate markets in China, Hong Kong and Singapore experienced sharp recoveries in 2009 on the back of robust fiscal stimulus and strong economic recoveries.  We believe many Asian countries possess the best medium-term and long-term growth potential.  We expect healthy domestic demand in Asia as local consumers and banks have much healthier balance sheets than their counterparts in the U.S. and Europe.  Within Asia, we are most optimistic about prospects for China-focused retail owners and, for at least the first part of 2010, China residential developers.  Despite strong fundamentals, we are more cautious of current valuations in Hong Kong and Singapore.  In Japan, we remain concerned about longer-term structural issues like continued economic malaise, very large forecasted budget deficits and government debt (as % of GDP), deflation and ongoing demographic challenges.

Outside of Asia, Australia’s economic performance continues to positively surprise as strong commodity demand from China has helped Australia earn the honor of being the only major ‘developed’ economy in the world to technically not enter a recession during the financial crisis. Property companies in Australia spent 2008 and 2009 repairing their balance sheets (at a large cost to equity holders), but we believe they are now attractively valued with appealing growth potential.  Like the U.S., we have also begun to see inflection points in property values much of the UK and Continental Europe.  Our outlook varies notably by country within Europe, but generally we are most optimistic now on the Nordic countries, Germany and the UK.

Grubb & Ellis AGA Realty Income Fund – GBEIX

For the period from June 1, 2009 through November 30, 2009 the GBEIX posted a total return of 37.80% compared to the Dow Jones Select Real Estate Securities Index total return of 33.64% and the Merrill Lynch Fixed Rate Preferred Index total return of 16.62% over the same period. The GBEIX benefitted from its concentration in high-yielding preferred equities. The GBEIX paid dividends of $0.263/share during the fore-mentioned period, accounting for 4.52% of the fund’s total performance during the 6-month period.

We continue to concentrate the GBEIX in high-yielding preferred equities. Many of the recent equity offerings by REITs have been dilutive to common shareholders but have bankruptcy and maturity risk, making more senior pieces of the capital structure safer, in our view. Common dividend reductions, while normally viewed negatively, have in fact increased the cash flow available to service preferred dividends for many of our holdings. We also continue to supplement our preferred equity investments with common equity investments when we believe underlying dividends are safe and valuations could drive capital preservation and appreciation.

Grubb & Ellis AGA U.S. Realty Fund – GBEUX

For the period from June 1, 2009 through November 30, 2009 the GBEUX posted a total return of 36.15% compared to the Dow Jones Select Real Estate Securities Index total return of 33.64% over the same period. The GBEUX outperformance was attributable to increased investment concentration in holdings that outperformed the benchmark. Securities in the specialty office, self storage, and hotel sectors were the greatest contributors to fund outperformance relative to the benchmark.

With the sharp run in REIT share prices since May 31, we are applying extreme scrutiny in our investment selection and concentrating the GBEUX in securities where we believe there is still considerable value. We continue to see considerable value in selective names within the self storage, health care, and real estate services sectors. We are also supplementing our common stock holdings with preferred stock holdings, leveraging the significant amount of due diligence we perform for the GBEIX.

Grubb & Ellis AGA International Realty Fund – GBEWX

For the period from June 1, 2009 through November 30, 2009, the GBEWX posted a total return of 18.97% compared to S&P Developed Ex-US Property Index total return of 22.43% over the same period.  This underperformance was driven most notably by our regional underweight in Australia where the market recorded very strong relative  performance, and our modest out-of benchmark regional overweight in China where shares of residential developers underperformed as the government tempered its fiscal stimulus program. This was offset in part by positive relative performance from good stock selection within Continental Europe and the United Kingdom.

Looking forward, we believe shares of international real estate companies are on average fairly valued.  However, the universe of stocks is large, and we continue to find attractive value opportunities in Continental Europe, where we see real estate fundamentals stabilizing, and some stocks trading at attractive discounts to forecasted net asset values.  We also remain positive on China-focused retail owners and residential developers, as we expect continued increase in retail demand and strong residential sales growth. Despite our forecast for strong fundamentals, we are more cautious on Hong Kong developers for valuation reasons.  We remain cautious on Japanese developers as well due to lackluster economic backdrop and still lofty valuations.

Sincerely,

Grubb & Elllis AGA Investment Team

Jay Leupp	Brett Johnson	David Ronco

Past performance is not a guarantee of future results.

Opinions expressed are those of Grubb & Ellis and are subject to change, are not guaranteed, and should not be considered investment advice.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus.

Mutual fund investing involves risk, including the potential loss of principal.  Investors should be aware of the risks involved with investing in a fund concentrating in REITs and real estate securities, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of, such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investing in small and medium-sized companies involves greater risks than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Diversification does not assure a profit or protect against a loss in a declining market.

Debt/EBITDA ratio:  The ratio of debt to “earnings before interest, taxes, depreciation and amortization” is a key ratio used to describe a company’s ability to service its debt and make interest payments. Generally, lenders look for Debt/EBITDA ratios of less than five.

Dow Jones Select Real Estate Securities Index (formerly Dow Jones Wilshire RESI) is a measure of the performance of publicly traded real estate securities with readily available prices.

Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed rate U.S. dollar denominated preferred securities issued in the U.S. domestic market. The Index includes preference shares (perpetual preferred securities), American Depository Shares/ Receipts (ADS/R), domestic and Yankee trust preferred securities having a minimum remaining term of at least one year, both DRD-eligible and non-DRD eligible preferred stock and senior debt.

S&P Developed Ex-US Property Index (USD) is an unmanaged index constructed to include all developed market property companies with an available market capitalization of at least U.S. $100 million and derive more than 60 percent of their revenue from property-related activities.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

It is not possible to invest directly in an index.

The Grubb & Ellis AGA Mutual Funds are distributed by Quasar Distributors, LLC.

GRUBB & ELLIS AGA FUNDS
Expense Example
(Unaudited)

As a shareholder of the Grubb & Ellis AGA Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including advisory fees, distribution fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/09 - 11/30/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You will pay an initial sales charge of 5.00% when you invest. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within ninety days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GRUBB & ELLIS AGA FUNDS
Expense Example (Continued)

	Grubb & Ellis AGA Realty Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/09	11/30/09	6/1/09 – 11/30/09*
Actual	$1,000.00	$1,378.00	$8.82
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.65	$7.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	Grubb & Ellis AGA U.S. Realty Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/09	11/30/09	6/1/09 – 11/30/09*
Actual	$1,000.00	$1,361.50	$11.84
Hypothetical (5% return
before expenses)	$1,000.00	$1,015.04	$10.10

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	Grubb & Ellis AGA International Realty Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/09	11/30/09	6/1/09 – 11/30/09*
Actual	$1,000.00	$1,189.70	$10.98
Hypothetical (5% return
before expenses)	$1,000.00	$1,015.04	$10.10

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

GRUBB & ELLIS AGA REALTY INCOME FUND
Investment Highlights

The investment objective of the Fund is current income through investment in real estate securities. Long-term capital appreciation is a secondary investment objective of the Fund. The Fund’s allocation of portfolio holdings as of November 30, 2009 is shown below.

Components of Portfolio Holdings
% of Investments

Continued

GRUBB & ELLIS AGA REALTY INCOME FUND
Investment Highlights (Continued)

Total Returns as of November 30, 2009

			Annualized
	Six	One	Since Inception
	Months	Year	(7/30/08)
Grubb & Ellis AGA Realty Income Fund
Total returns with sales charge	30.86%	71.53%	(3.51)%(1)
Total returns without sales charge	37.80%	80.47%	0.29%
Dow Jones Select Real Estate Securities Index	33.64%	41.68%	(21.90)%
Merrill Lynch Fixed Rate Preferred Index	16.62%	26.52%	(7.02)%
S&P 500 Index	20.50%	25.39%	(8.86)%

(1)	The Fund implemented a sales charge effective March 31, 2009. Total returns with sales charge are calculated based on a 5.00% sales charge paid at inception of the Fund on July 30, 2009.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-40-GRUBB (877-404-7822). The Fund imposes a 1.00% redemption fee on shares held less than ninety days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

GRUBB & ELLIS AGA REALTY INCOME FUND
Investment Highlights (Continued)

The Dow Jones Select Real Estate Securities Index (formerly the Dow Jones Wilshire Real Estate Securities Index) measures the performance of publicly traded real estate securities.

The Merrill Lynch Fixed Rate Preferred Index is an unmanaged index that includes perpetual preferred issues.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

GRUBB & ELLIS AGA U.S. REALTY FUND
Investment Highlights

The investment objective of the Fund is current income through investment in real estate securities. Long-term capital appreciation is a secondary investment objective of the Fund. The Fund’s allocation of portfolio holdings as of November 30, 2009 is shown below.

Components of Portfolio Holdings
% of Investments

Continued

GRUBB & ELLIS AGA U.S. REALTY FUND
Investment Highlights (Continued)

Total Returns as of November 30, 2009

		Since Inception
	Six Months	(12/31/08)
Grubb & Ellis AGA U.S. Realty Fund
Total returns with sales charge	29.30%	39.13%
Total returns without sales charge	36.15%	46.50%
Dow Jones Select Real Estate Securities Index	33.64%	20.53%
S&P 500 Index	20.50%	24.07%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-40-GRUBB (877-404-7822). The Fund imposes a 1.00% redemption fee on shares held less than ninety days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

Continued

GRUBB & ELLIS AGA U.S. REALTY FUND
Investment Highlights (Continued)

The Dow Jones Select Real Estate Securities Index (formerly the Dow Jones Wilshire Real Estate Securities Index) measures the performance of publicly traded real estate securities.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND
Investment Highlights

The investment objective of the Fund is total return through long term capital appreciation.  The secondary investment objective is current income, including interest and dividends from portfolio securities.  The Fund’s allocation of portfolio holdings as of November 30, 2009 is shown below.

Components of Portfolio Holdings
% of Investments

Continued

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND
Investment Highlights (Continued)

Total Returns as of November 30, 2009

		Since Inception
	Six Months	(12/31/08)
Grubb & Ellis AGA International Realty Fund
Total returns with sales charge	13.02%	73.88%
Total returns without sales charge	18.97%	83.10%
S&P Developed BMI Property (ex U.S.) Index	22.43%	39.88%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-40-GRUBB (877-404-7822). The Fund imposes a 1.00% redemption fee on shares held less than ninety days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

Continued

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND
Investment Highlights (Continued)

S&P Developed BMI Property (ex U.S.) Index is an unmanaged index constructed to include all developed market property companies with an available market capitalization of at least $100 million and derive more than 60% of their revenue from property-related activities.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

GRUBB & ELLIS AGA REALTY INCOME FUND

Schedule of Investments

November 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS 86.30%

Real Estate Investment Trusts 86.30%
Apartment Investment & Management Co. Series T, 8.000%	4,950	$108,752
Apartment Investment & Management Co. Series U, 7.750%	13,800	292,698
Apartment Investment & Management Co. Series Y, 7.875%	10,700	227,375
Ashford Hospitality Trust, Inc. Series A, 8.550%	23,045	366,646
Ashford Hospitality Trust, Inc. Series D, 8.450%	12,200	193,980
Associated Estates Realty Corp. Series B2, 8.700%	14,710	349,068
Brandywine Realty Trust Series C, 7.500%	4,300	90,257
CapLease, Inc. Series A, 8.125%	6,400	139,136
CBL & Associates Properties, Inc. Series C, 7.750%	6,800	136,000
CBL & Associates Properties, Inc. Series D, 7.375%	7,150	135,850
Colonial Properties Trust Series D, 8.125%	13,400	281,400
Duke Realty Corp. Series K, 6.500%	800	14,048
Duke Realty Corp. Series M, 6.950%	900	17,028
Entertainment Properties Trust Series B, 7.750%	8,200	158,588
Entertainment Properties Trust Series C, 5.750%	2,400	35,640
Entertainment Properties Trust Series D, 7.375%	22,800	419,520
Glimcher Realty Trust Series F, 8.750%	13,900	252,980
Glimcher Realty Trust Series G, 8.125%	9,800	166,894
Hospitality Properties Trust Series B, 8.875%	2,900	68,759
Hospitality Properties Trust Series C, 7.000%	5,600	107,240
Kilroy Realty Corp. Series F, 7.500%	6,800	145,180
LaSalle Hotel Properties Series G, 7.250%	7,700	151,690
Lexington Realty Trust Series D, 7.550%	19,900	341,484
SL Green Realty Corp. Series C, 7.625%	6,300	131,355
SL Green Realty Corp. Series D, 7.875%	6,200	133,920
Sunstone Hotel Investors, Inc. Series A, 8.000%	17,710	386,432
TOTAL PREFERRED STOCKS (Cost $3,936,844)		4,851,920

REAL ESTATE INVESTMENT TRUSTS 12.44%
Associated Estates Realty Corp.	14,600	144,248
Cogdell Spencer, Inc.	65,300	329,765
Ramco-Gershenson Properties Trust	24,800	225,680
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $591,484)		699,693

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA REALTY INCOME FUND

Schedule of Investments (Continued)

November 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS 1.45%
Fidelity Money Market Portfolio	$81,674	$81,674
TOTAL SHORT TERM INVESTMENTS (Cost $81,674)		81,674

Total Investments (Cost $4,610,002) 100.19%		5,633,287
Liabilities in Excess of Other Assets (0.19)%		(10,829)
TOTAL NET ASSETS 100.00%		$5,622,458

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA U.S. REALTY FUND

Schedule of Investments

November 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 4.16%

Accommodation 1.52%
Starwood Hotels & Resorts Worldwide Inc.	220	$7,044

Real Estate Services 2.64%
Jones Lang Lasalle, Inc.	240	12,209
TOTAL COMMON STOCKS (Cost $18,243)		19,253

REAL ESTATE INVESTMENT TRUSTS 88.18%
Alexandria Real Estate Equities Inc.	250	14,092
Apartment Investment & Management Co.	1,190	16,077
Associated Estates Realty Corp.	960	9,485
AvalonBay Communities, Inc.	160	11,558
Boston Properties, Inc.	230	15,405
Brandywine Realty Trust	1,630	16,007
Cogdell Spencer, Inc.	3,410	17,220
DiamondRock Hospitality Co.	1,310	10,532
Digital Realty Trust, Inc.	270	13,138
Dupont Fabros Technology Inc.	1,220	19,557
Education Realty Trust, Inc.	2,750	13,613
Equity Residential	350	11,274
Extra Space Storage, Inc.	240	2,638
Federal Realty Investment Trust	130	8,362
HCP, Inc.	370	11,581
Health Care REIT, Inc.	160	7,128
Highwoods Properties, Inc.	320	9,795
Host Hotels & Resorts, Inc.	360	3,787
Kimco Realty Corp.	390	4,805
ProLogis	1,450	18,966
Public Storage	260	20,691
Ramco-Gershenson Properties Trust	2,080	18,928
Regency Centers Corp.	170	5,690
Simon Property Group, Inc.	619	44,976
Starwood Property Trust, Inc.	720	13,968
Sunstone Hotel Investors, Inc.	1,020	8,262
U-Store-It Trust	3,720	24,217
Ventas, Inc.	350	15,026
Vornado Realty Trust	324	21,209
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $354,723)		407,987

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA U.S. REALTY FUND

Schedule of Investments (Continued)

November 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS 7.16%

Real Estate Investment Trusts 7.16%
Ashford Hospitality Trust, Inc. Series D, 8.450%	1,300	$20,670
Glimcher Realty Trust Series G, 8.125%	730	12,432
		33,102
TOTAL PREFERRED STOCKS (Cost $31,302)		33,102

	Principal
	Amount
SHORT TERM INVESTMENTS 5.14%
Fidelity Money Market Portfolio	$23,787	23,787
TOTAL SHORT TERM INVESTMENTS (Cost $23,787)		23,787

Total Investments (Cost $428,055) 104.64%		484,129
Liabilities in Excess of Other Assets (4.64)%		(21,475)
TOTAL NET ASSETS 100.00%		$462,654

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

Schedule of Investments

November 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 58.41%

Australia 2.73%
Lend Lease Corp.	2,300	$19,128

Canada 1.14%
Melcor Developments Ltd.	800	7,967

China 3.42%
Renhe Commercial Holdings Co., Ltd.	120,000	24,000

Finland 1.21%
Sponda OYJ (a)	2,300	8,461

Hong Kong 19.39%
Cheung Kong Holdings Ltd.	1,000	12,568
China Resources Land Ltd.	6,000	13,920
Great Eagle Holdings Ltd.	5,108	13,347
Hang Lung Properties Ltd.	2,000	7,303
Henderson Land Development Co., Ltd.	3,000	21,174
Shimao Property Holdings Ltd.	8,000	15,195
Shun Tak Holdings Ltd.	6,000	3,716
Soho China Limited	8,000	4,304
Sun Hung Kai Properties Ltd.	3,000	44,477
		136,004
Japan 14.85%
Mitsubishi Estate Co., Ltd.	3,000	46,680
Mitsui Fudosan Co., Ltd.	2,000	34,475
NTT Urban Development Corp.	8	5,747
Sumitomo Realty & Development Co., Ltd.	1,000	17,295
		104,197
Luxembourg 1.55%
GAGFAH SA	1,200	10,847

Mexico 0.97%
Corp Geo Sab De Cv (a)	2,500	6,838

Norway 3.28%
BWG Homes ASA (a)	2,700	7,184
Norwegian Property ASA (a)	8,000	15,858
		23,042
Singapore 3.82%
Allgreen Properties Ltd.	9,000	7,413
Bukit Sembawng Estates Ltd.	1,000	3,425
CapitaLand Ltd.	3,000	8,736
City Developments Ltd.	1,000	7,225
		26,799

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

Schedule of Investments (Continued)

November 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 58.41% (Continued)

Sweden 2.63%
Castellum AB	1,200	$11,490
Hufvudstaden AB	900	6,971
		18,461
United Kingdom 3.42%
Bellway PLC	1,050	12,471
Safestore Holdings PLC	5,000	11,516
		23,987
TOTAL COMMON STOCKS (Cost $364,446)		409,731

REAL ESTATE INVESTMENT TRUSTS 38.91%

Australia 13.27%
CFS Retail Property Trust	7,000	12,630
Dexus Property Group	24,000	17,805
Mirvac Group	7,000	10,098
Westfield Group	4,700	52,561
		93,094
France 6.67%
Klepierre	100	4,002
Unibail-Rodamco SE	190	42,794
		46,796
Germany 1.93%
Alstria Office REIT-AG	1,170	13,492

Hong Kong 1.54%
Champion REIT	14,000	5,745
The Link REIT	2,000	5,037
		10,782
Netherlands 5.72%
Corio NV	100	6,817
Eurocommercial Properties NV	560	22,703
Vastned Retail NV	165	10,628
		40,148
Singapore 2.49%
Parkway Life Real Estate Investment Trust	20,000	17,485

United Kingdom 7.29%
Big Yellow Group PLC (a)	1,400	8,510
British Land Co., PLC	2,800	20,516
Land Securities Group PLC	1,150	12,458
Segro PLC	1,800	9,639
		51,123
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $220,226)		272,920

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

Schedule of Investments (Continued)

November 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS 6.44%

United States 6.44%
Fidelity Government Portfolio I	$19,893	$19,893
Fidelity Money Market Portfolio	25,319	25,319
		45,212
TOTAL SHORT TERM INVESTMENTS (Cost $45,212)		45,212

Total Investments (Cost $629,884) 103.76%		727,863
Liabilities in Excess of Other Assets (3.76)%		(26,362)
TOTAL NET ASSETS 100.00%		$701,501

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA FUNDS

Statements of Assets and Liabilities

November 30, 2009 (Unaudited)

	Realty	U.S.	International
	Income Fund	Realty Fund	Realty Fund

Assets
Investments, at value (cost $4,610,002,
$428,055 and $629,884, respectively)	$5,633,287	$484,129	$727,863
Receivable for investments sold	—	4,345	—
Receivable for fund shares sold	795	—	—
Dividends and interest receivables	8,021	1,183	3,308
Receivable from Adviser	8,348	13,495	17,558
Other Assets	17,160	15,881	15,791
Total Assets	5,667,611	519,033	764,520

Liabilities
Payable to custodian	—	—	1,696
Payable for investments purchased	—	8,096	—
Payable to affiliates	22,774	23,420	35,614
Accrued distribution fee	4,513	263	463
Accrued expenses and other liabilities	17,866	24,600	25,246
Total Liabilities	45,153	56,379	63,019
Net Assets	$5,622,458	$462,654	$701,501

Net assets consist of:
Paid in capital	4,158,199	352,936	477,231
Accumulated net investment income	65,541	4,955	5,742
Accumulated net realized gain	375,433	48,689	120,473
Net unrealized appreciation (depreciation) on:
Investments	1,023,285	56,074	97,979
Foreign currency translation	—	—	76
Net assets	$5,622,458	$462,654	$701,501

Shares of beneficial interest
outstanding (unlimited shares
of $0.01 par value authorized)	621,425	31,588	38,304

Net asset value and
redemption price per share(1)	$9.05	$14.65	$18.31

(1)	If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA FUNDS

Statements of Operations

For the Six Months Ended November 30, 2009 (Unaudited)

	Realty	U.S.	International
	Income Fund	Realty Fund	Realty Fund

Investment Income:
Dividends*	$260,031	$6,413	$10,301
Interest	394	30	70
	260,425	6,443	10,371
Expenses:
Investment advisory fees	27,013	1,572	3,144
Fund administration fees	16,178	16,178	21,935
Audit and tax fees	13,613	13,613	14,426
Fund accounting fees	12,983	12,901	21,522
Federal and state registration fees	10,954	11,533	11,442
Transfer agent fees and expenses	10,467	9,637	9,637
Distribution fees	6,754	393	786
Chief Compliance Officer fees and expenses	6,039	6,039	6,039
Legal fees	4,401	3,972	3,759
Custody fees	4,311	4,936	17,181
Reports to shareholders	2,472	1,542	1,542
Trustees’ fees and related expenses	1,352	1,352	1,342
Other expenses	1,187	813	813
Total expenses before waiver	117,724	84,481	113,568
Less waivers and reimbursements
by Adviser (Note 4)	(77,744)	(81,337)	(107,280)
Net expenses	39,980	3,144	6,288

Net Investment Income	220,445	3,299	4,083

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	582,848	50,615	122,222
Foreign currency translation	—	—	(730)
	582,848	50,615	121,492
Net change in unrealized
appreciation (depreciation) on:
Investments	829,434	47,605	(26,003)
Foreign currency translation	—	—	43
	829,434	47,605	(25,960)
Net gain on investments and
foreign currency translation	1,412,282	98,220	95,532
Net Increase in Net Assets
Resulting from Operations	$1,632,727	$101,519	$99,615

* Net of foreign taxes withheld	$—	$—	$688

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA REALTY INCOME FUND

Statements of Changes in Net Assets

	Six Months
	Ended	For the
	November 30, 2009	Period Ended
	(Unaudited)	May 31, 2009(1)

Operations:
Net investment income	$220,445	$65,149
Net realized gain (loss) on investments
and foreign currency translation	582,848	(201,671)
Net change in unrealized
appreciation/(depreciation) on investments	829,434	195,135
Net increase in net assets resulting from operations	1,632,727	58,613

Dividends and distributions to shareholders:
Net investment income	(167,278)	(59,803)
Total dividends and distributions	(167,278)	(59,803)

Fund share transactions:
Shares sold	1,731,883	4,024,358
Shares issued to holders in
reinvestment of dividends	116,039	44,438
Shares redeemed*	(1,507,466)	(251,053)
Net increase	340,456	3,817,743
Net increase in net assets	1,805,905	3,816,553

Net Assets:
Beginning of period	3,816,553	—
End of period**	5,622,458	3,816,553

* Net of redemption fees of	$524	$1,237
** Including undistributed net
investment income of	$65,541	$—

Change in shares outstanding:
Shares sold	211,447	598,512
Shares issued to holders in
reinvestment of dividends	14,715	8,665
Shares redeemed	(166,978)	(44,936)
Net increase	59,184	562,241

(1)	The Fund commenced operations on July 30, 2008.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA U.S. REALTY FUND

Statements of Changes in Net Assets (Continued)

	Six Months
	Ended	For the
	November 30, 2009	Period Ended
	(Unaudited)	May 31, 2009(1)

Operations:
Net investment income	$3,299	$1,392
Net realized gain (loss) on investments
and foreign currency translation	50,615	(1,917)
Net change in unrealized
appreciation/(depreciation) on investments	47,605	8,725
Net increase in net assets resulting from operations	101,519	8,200

Fund share transactions:
Shares sold	303,390	102,000
Shares redeemed	(52,455)	—
Net increase	250,935	102,000
Net increase in net assets	352,454	110,200

Net Assets:
Beginning of period	110,200	—
End of period*	462,654	110,200

* Including undistributed net
investment income of	$4,955	$804

Change in shares outstanding:
Shares sold	25,050	10,243
Shares redeemed	(3,705)	—
Net increase	21,345	10,243

(1)	The Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

Statements of Changes in Net Assets (Continued)

	Six Months
	Ended	For the
	November 30, 2009	Period Ended
	(Unaudited)	May 31, 2009(1)

Operations:
Net investment income	$4,083	$1,660
Net realized gain (loss) on investments
and foreign currency translation	121,492	(1,021)
Net change in unrealized
appreciation/(depreciation) on investment	(26,003)	123,983
Foreign currency translation	43	32
Net increase in net assets resulting from operations	99,615	124,654

Fund share transactions:
Shares sold	333,476	301,482
Shares redeemed*	(155,742)	(1,984)
Net increase	177,734	299,498
Net increase in net assets	277,349	424,152

Net Assets:
Beginning of period	424,152	—
End of period**	701,501	424,152

* Net of redemption fees of	$942	$—
** Including undistributed net
investment income (loss) of	$5,742	$(278)

Change in shares outstanding:
Shares sold	19,377	27,698
Shares redeemed	(8,627)	(144)
Net increase	10,750	27,554

(1) The Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA REALTY INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	November 30, 2009	Period Ended
	(Unaudited)	May 31, 2009(1)
Net asset value, beginning of period	$6.79	$10.00

Income from investment operations:
Net investment income(2)	0.33	0.41
Net realized and unrealized gain (loss)	2.19	(3.26)
Total from investment operations	2.52	(2.85)

Less distributions paid:
Dividends from net investment income	(0.26)	(0.36)
Total distributions paid	(0.26)	(0.36)
Paid-in capital from redemption fees(3) (Note 2)	—	—
Net asset value, end of period	$9.05	$6.79

Total return(4)	37.80%	(27.15)%

Ratios/supplemental data
Net assets, end of period (000)	$5,622	$3,817
Ratio of expenses to average net assets
before waiver and reimbursements(5)	4.36%	19.67%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.48%	1.48%
Ratio of net investment income (loss) to average
net assets before waiver and reimbursements(5)	5.28%	(10.00)%
Ratio of net investment income to average
net assets after waiver and reimbursements(5)	8.16%	8.19%
Portfolio turnover rate(4)	53.1%	70.7%

(1)	The Fund commenced operations on July 30, 2008.
(2)	Per share net investment income has been calculated based on average shares outstanding during the period.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA U.S. REALTY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	November 30, 2009	Period Ended
	(Unaudited)	May 31, 2009(1)
Net asset value, beginning of period	$10.76	$10.00

Income from investment operations:
Net investment income(2)	0.14	0.14
Net realized and unrealized gain	3.75	0.62
Total from investment operations	3.89	0.76

Net asset value, end of period	$14.65	$10.76

Total return(3)	36.15%	7.60%

Ratios/supplemental data
Net assets, end of period (000)	$463	$110
Ratio of expenses to average net assets
before waiver and reimbursements(4)	53.76%	214.80%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	2.00%	2.00%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(49.66)%	(209.28)%
Ratio of net investment income to average
net assets after waiver and reimbursements(4)	2.10%	3.52%
Portfolio turnover rate(3)	84.5%	36.5%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income has been calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	November 30, 2009	Period Ended
	(Unaudited)	May 31, 2009(1)
Net asset value, beginning of period	$15.39	$10.00

Income from investment operations:
Net investment income(2)	0.11	0.10
Net realized and unrealized gain (loss)	2.78	5.29
Total from investment operations	2.89	5.39
Paid-in capital from redemption fees (Note 2)	0.03	—
Net asset value, end of period	$18.31	$15.39

Total return(3)	18.97%	53.90%

Ratios/supplemental data
Net assets, end of period (000)	$702	$424
Ratio of expenses to average net assets
before waiver and reimbursements(4)	36.12%	116.23%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	2.00%	2.00%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(32.82)%	(112.33)%
Ratio of net investment income to average
net assets after waiver and reimbursements(4)	1.30%	1.90%
Portfolio turnover rate(3)	63.5%	5.1%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income has been calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements
November 30, 2009 (Unaudited)

(1)Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Grubb & Ellis AGA Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust. The investment objective of the Realty Income Fund is current income with long-term capital appreciation. The investment objectives of the U.S. Realty and International Realty Funds are total return through long-term capital appreciation and current income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on December 31, 2008 except Grubb & Ellis Realty Income Fund which commenced operations on July 30, 2008. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Grubb & Ellis Alesco Global Advisors, LLC (the “Adviser”).

(2)Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds securities are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

The following is a summary of the inputs used in valuing the Funds’ investments carried at fair value as of November 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Grubb & Ellis AGA Realty Income Fund
Investments in:
Real Estate and
Rental and Leasing	$5,551,613	$—	$—	$5,551,613
Short-Term Investments	81,674	—	—	81,674
Total	$5,633,287	$—	$—	$5,633,287

Grubb & Ellis AGA U.S. Realty Fund
Investments in:
Real Estate and
Rental and Leasing	$460,342	$—	$—	$460,342
Short-Term Investments	23,787	—	—	23,787
Total	$484,129	$—	$—	$484,129

Grubb & Ellis AGA International Realty Fund
Investments in:
Hong Kong	$146,786	$—	$—	$146,786
Australia	112,222	—	—	112,222
Japan	104,197	—	—	104,197
United Kingdom	75,110	—	—	75,110
France	46,796	—	—	46,796
United States	45,212	—	—	45,212
Singapore	44,285	—	—	44,285
Netherlands	40,148	—	—	40,148
China	24,000	—	—	24,000
Norway	23,042	—	—	23,042
Sweden	18,461	—	—	18,461
Germany	13,492	—	—	13,492
Luxembourg	10,847	—	—	10,847
Finland	8,461	—	—	8,461
Canada	7,966	—	—	7,966
Mexico	6,838	—	—	6,838
Total	$727,863	$—	$—	$727,863

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The Funds did not invest in any derivative instruments during the periods presented.

(b)Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from federal income taxes. Therefore, no federal income tax provision has been provided.

(c)Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than ninety days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation. During the periods presented in this report, the Funds retained the following fees:

	Six Months	Period
	Ended	Ended
	November 30, 2009	May 31, 2009
Grubb & Ellis AGA Realty Income Fund	$524	$1,237
Grubb & Ellis AGA U.S. Realty Fund	—	—
Grubb & Ellis AGA International Realty Fund	$942	—

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

(f)Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(g)Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)Federal Tax Matters

Distributions paid to shareholders for the period ended May 31, 2009 were as follows:

	Ordinary	Distribution
	Income	in Excess
Realty Income Fund	$44,484	$15,319
U.S. Realty Fund	$—	$—
International Realty Fund	$—	$—

As of May 31, 2009, the components of accumulated earnings (losses) on a tax basis were as follows:

	Realty	U.S. Realty	International
	Income Fund	Fund	Realty Fund
Cost basis of investments for
federal income tax purposes	$2,996,795	$127,373	$362,940
Gross tax unrealized appreciation	$262,247	$11,471	$89,647
Gross tax unrealized depreciation	(78,387)	(3,262)	(23)
Net tax unrealized
appreciation (depreciation)	$183,860	$8,209	$89,624
Undistributed ordinary income	$—	$804	$36,051
Undistributed long-term capital gain	—	—	917
Total distributable earnings	$—	$804	$36,968
Other accumulated gain/(loss)	(169,731)	(813)	(1,938)
Total accumulated earnings/(loss)	$14,129	$8,200	$124,654

The difference between book-basis and tax-basis cost of investments is attributable primarily to the tax deferral losses on wash sales and PFIC mark-to-market adjustments.

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Realty	U.S. Realty	International
	Income Fund	Fund	Realty Fund
Undistributed Net
Investment Income (Loss)	$(5,346)	$(588)	$(1,938)
Accumulated Net Realized Gain (Loss)	$20,665	$588	$1,938
Paid-in Capital	$(15,319)	$—	$—

At May 31, 2009, the Realty Income Fund had accumulated net realized capital loss carryovers of 14,013 which will expire on May 31, 2017.  To the extent the Realty Income Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

At May 31, 2009, the Funds deferred, on a tax basis:

	Post-October	Post-October
	Loss	Currency Loss
Realty Income Fund	(155,718)	—
U.S. Realty Fund	(813)	—
International Realty Fund	—	(1,938)

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that income is exempt from tax) will be sustained upon examination. The Funds adopted FIN 48 in fiscal 2009. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of May 31, 2009. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2009. At May 31, 2009, the fiscal year 2009 remains open to examination in the Funds’ major tax jurisdictions.

(4)Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 1.00%, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through July 30, 2011 for the Realty Income Fund and at least through December 31, 2011 for the U.S. Realty Fund and International Realty Fund at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Funds’ operating expenses (exclusive of acquired Fund fees and expenses) do not exceed 1.48%, 2.00% and 2.00% for the Realty Income

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

Fund, U.S. Realty Fund and International Realty Fund (the “Expense Limitation Caps”) of the Funds’ average daily net assets, respectively. For the six months ended November 30, 2009, expenses of $77,744, $81,337 and $107,280 incurred by the Funds were waived or reimbursed by the Adviser for Realty Income Fund, U.S. Realty Fund and International Realty Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Caps; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

	Realty	U.S. Realty	International
	Income Fund	Fund	Realty Fund
2012	$144,669	$84,039	$99,585
2013	$77,744	$81,337	$107,280

(5)Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares.

During the six months ended November 30, 2009, the Funds accrued expenses, pursuant to the 12b-1 Plan as follows:

Realty Income Fund	$6,754
U.S. Realty Fund	393
International Realty Fund	786

(6)Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

(7)Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended November 30, 2009 are summarized below.  There were no purchases or sales of U.S. Government Securities for the Funds.

	Realty	U.S.	International
	Income Fund	Realty Fund	Realty Fund
Purchases	$4,319,726	$515,373	$571,511
Sales	$2,593,636	$258,876	$383,610

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

(8)Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through January 29, 2010. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

GRUBB & ELLIS AGA FUNDS
Additional Information
(Unaudited)

Tax Information

The Realty Income Fund designates 15.15% of its ordinary income distribution for the period ended May 31, 2009, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended May 31, 2009, 14.10% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders for the Realty Income Fund.

Indemnifications

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-40-GRUBB (877-404-7822).

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	18	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 54		2001	Marquette		(an open-end
			University		investment
			(2004–present);		company with
			Associate Professor		two portfolios).
of Accounting,
Marquette University
(1996–2004).

GRUBB & ELLIS AGA FUNDS
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	18	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 53		2001	(1985–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	18	None.
615 E. Michigan St.		Term; Since	Chief Administrative
Milwaukee, WI 53202		October 23,	Officer (“CAO”)
Age: 66		2009	and Chief
Compliance Officer
(“CCO”), Granite
Capital International
Group, L.P. (an
investment
management firm)
(1994–present);
Vice President,
Secretary, Treasurer
and CCO of Granum
Series Trust
(an open-end
investment company)
(1997–2007);
President, CAO and
CCO, Granum
Securities, LLC
(a broker-dealer)
(1997–2007).

GRUBB & ELLIS AGA FUNDS
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustees and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	18	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 47	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President,	Term; Since	and Compliance,
Milwaukee, WI 53202	Treasurer	January 11,	U.S. Bancorp Fund
Age: 52	and	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer	January 23,	Officer, U.S.
Age: 40+		2009	Bancorp Fund
Services, LLC
(2008–present);
Attorney,
Investment
Management,
Quarles & Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	and Legal
Milwaukee, WI 53202		November 15,	Compliance Officer,
Age: 30		2005	U.S. Bancorp Fund
Services, LLC
(2004–present).

GRUBB & ELLIS AGA FUNDS
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator, U.S.
Milwaukee, WI 53202		January 10,	Bancorp Fund
Age: 35		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-40-GRUBB (877-404-7822). A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-40-GRUBB (877-404-7822), or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

(This Page Intentionally Left Blank.)

GRUBB & ELLIS AGA FUNDS

Investment Adviser	Grubb & Ellis Alesco Global Advisors, LLC
400 S. El Camino Real
Suite 1250
San Mateo, California 94402

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 5 ,2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joesph Neuberger
Joseph Neuberger, President

Date                         2/3/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Joesph Neuberger
Joseph Neuberger, President

Date                         2/3/2010

By (Signature and Title)      /s/ John Buckel
John Buckel, Treasurer

Date                         2/3/2010